Transactions and Balances With Related Parties (Details) - Schedule of Balances - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Non-Current liabilities –
Warrants to preferred shares	$ 321	$ 186